UNSECURED CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
Unsecured convertible notes consisted of the following at December 31, 2023 and December 31, 2022, in thousand:

	December 31, 2023	December 31, 2022
2022 unsecured convertible notes, 5% coupon, due December 2023	$ —	$18,879
2023 unsecured convertible notes, 4% coupon, due March 2024	—	—
Total unsecured convertible notes, gross	—	18,879
Less unamortized debt discounts	—	(35)

Total unsecured convertible notes, net of discount	$—	$18,844
Less current portion	—	18,844
Total unsecured convertible notes, net of discount non-current	$—	$—